Annual Fund Operating Expenses - Class A - DWS Small Mid Cap Growth VIP - Class A	May 01, 2021
Operating Expenses:
Management fee	0.55%
Distribution/service (12b-1) fees	none
Other expenses	0.27%
Total annual fund operating expenses	0.82%
Fee waiver/expense reimbursement	0.01%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.81%